Property and Equipment (Narrative) (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 9,900,000	$ 7,000,000	$ 15,500,000	$ 10,200,000	$ 7,000,000
Accumulated depreciation and amortization	44,952,000		36,571,000	26,936,000
Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under capital leases	2,400,000		2,300,000	1,800,000
Accumulated depreciation and amortization	$ 1,500,000		$ 1,600,000	$ 900,000